BALANCE SHEET DETAILS (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
BALANCE SHEET DETAILS
Schedule of Inventories
	July 31, 2016	January 31, 2016
	(in thousands)
Inventories:
Work in process	$54	$18
Finished goods	17	28
Channel inventory	41	54

Total	$112	$100

	January 31,
	2016	2015
	(in thousands)
Inventories:
Work in process	$18	$61
Finished goods	28	64
Channel inventory	54	35

	$100	$160